Consolidated Statements of Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Of Stockholders Equity [Abstract]
Dividends declared per common share	$ 0.9175	$ 0.8350	$ 1.835	$ 1.670